Deposits, Part 1 (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Passbook savings accounts	$ 2,655,000	$ 2,890,000
Statement savings accounts	5,496,000	5,843,000
eSavings accounts	14,938,000	10,604,000
Certificate of deposit accounts	80,235,000	77,701,000
Total deposits	103,324,000	97,038,000
Weighted average interest rate - passbook savings accounts (in hundredths)	0.13%	0.25%
Weighted average interest rate - statement savings accounts (in hundredths)	0.31%	0.43%
Weighted average interest rate - eSavings accounts (in hundredths)	0.64%	0.97%
Weighted average interest rate - certificate of deposit accounts (in hundredths)	1.73%	1.94%
Weighted average interest rate (in hundredths)	1.46%	1.70%
Summary of Certificate of Deposits by Maturity [Abstract]
2014	26,374,000
2015	17,859,000
2016	11,435,000
2017	11,186,000
2018	13,381,000
Total	80,235,000
Certificate of deposits minimum $100,000 denomination	$ 35,000,000	$ 33,300,000